Other current assets (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Tax receivables, other than corporate income taxes		€ 782	€ 768	€ 660
Prepaid expenses		895	768	714
Other receivables	[1]	1,446	1,448	1,289
Currency derivatives measured at fair value (see Note D.20.)		217	201	206
Other Financial Assets At Fair Value Through Profit Or Loss		115	112	146
Other current financial assets	[2]	371	158	517
Total		€ 3,826	€ 3,455	€ 3,532

[1]	(a)This line mainly comprises advance payments to suppliers, and receivables relating to Sanofi's activities as agent under a transitional services agreement.
[2]	(b)This item mainly comprises bank loans and receivables maturing in less than one year with high-grade counterparties